Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

4.  Related Party Transactions

Business operations

The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities.  In addition, the Company shares the services of employees with AIC.  The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company.  The Company is charged for the cost of these operating expenses based on the level of services provided.  Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $399 million, $404 million and $435 million in 2011, 2010 and 2009, respectively.  A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

The Company issued $56 million, $54 million and $49 million of structured settlement annuities, a type of immediate annuity, in 2011, 2010 and 2009, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC.  Of these amounts, $11 million, $11 million and $6 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2011, 2010 and 2009, respectively.

In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Corporation (“AAC”) and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.

AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001 ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds.  For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.  Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.  Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.79 billion and $4.83 billion as of December 31, 2011 and 2010, respectively.

Broker-Dealer agreement

The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies.  For these services, the Company incurred commission and other distribution expenses of $15 million, $10 million and $10 million in 2011, 2010 and 2009, respectively.

Reinsurance transactions

The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies.  The amounts assumed are disclosed in Note 9.

ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries.  ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities.  These reinsurance agreements have been approved by the appropriate regulatory authorities.  All significant intercompany transactions have been eliminated in consolidation.

Income taxes

The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

Notes due to related parties

 Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2011	2010
7.00% Note, due 2017, to AHL	$1	$2
5.80% Note, due 2018, to AHL	3	--
5.75% Note, due 2018, to AIC	10	--
5.75% Note, due 2018, to AIC	4	--
6.35% Note, due 2018, to AIC	7	--
7.00% Surplus Note, due 2028, to AIC (1)	400	400
6.74% Surplus Note, due 2029, to Kennett (1)	25	25
5.06% Surplus Note, due 2035, to Kennett (1)	100	100
6.18% Surplus Note, due 2036, to Kennett (1)	100	100
5.93% Surplus Note, due 2038, to Kennett (1)	50	50
Total notes due to related parties	$700	$677

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(1) No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2011 and 2010 on all notes except the $400 million note for which approval was not sought in 2010.

On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC.  As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount.  As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re.  The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%.  As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re.  The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%.   As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re.  The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%.  As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

The notes due from Kennett are classified as other investments.  In 2011, 2010 and 2009, the Company recorded net investment income on these notes of $15 million, $15 million and $14 million, respectively.  In 2011, 2010 and 2009, the Company incurred $16 million, $16 million and $14 million, respectively, of interest expense related to the surplus notes due to Kennett.

On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash.  In each of 2011, 2010 and 2009, the Company incurred interest expense on this surplus note of $28 million.

In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC (“RBI”), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due March 26, 2017 to AHL for the same amount.  In 2011 and 2010, RBI repaid $1 million and $4 million, respectively, of principal on this note.  In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount.  Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL’s carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value.  In each of 2011 and 2010, the Company incurred interest expense on these notes of $0.2 million.

In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount.  In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount.  In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount.  Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC’s carrying value on the date of sale.  The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value.  In 2011, the Company incurred interest expense on these notes of $0.7 million.

Liquidity and intercompany loan agreements

The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes.  The Liquidity Agreement does not establish a commitment to advance funds on the part of any party.  The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender.  The maximum amount of advances each party may make or receive is limited to $1 billion.  Netting or offsetting of advances made and received is not permitted.  Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date.  The borrower may make prepayments of the outstanding principal balance of an advance without penalty.  Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.  The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2011 or 2010.

In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation.  The amount of intercompany loans available to the Company is at the discretion of the Corporation.  The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion.  The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings.  The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement (“Credit Agreement”) with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI.  As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI.  The Company had no amounts outstanding under the Credit Agreement as of December 31, 2011 or 2010.

Investment purchases and sales

In November 2011, Allstate Finance Company, LLC (“AFC”), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase commercial loans issued to insurance agents of AIC (“agent loans”) with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC.  Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank’s carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income.  The $1 million difference between the fair value of assets received and Allstate Bank’s carrying value was recorded as an increase to additional capital paid-in.

In December 2009, the Company sold investments to AIC.  The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively.  The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively.  The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

Capital contributions

In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in.  The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million.  Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC’s amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in.

The Company and AIC have a Capital Support Agreement that went into effect in 2007.  Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%.  AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion.  In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year.  The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company.  As of December 31, 2011, no capital had been provided by AIC under this agreement.  All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

Pension and postretirement benefit plans

Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents.  Prior to November 30, 2011, AIC was the sponsor of these plans.  In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees (“postretirement benefits”).  Prior to September 30, 2009, AIC was the sponsor of these plans.  In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven.  The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.